Share-based payment (Details) - Schedule of inputs to binomial model used for fair value measurement - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months	6 years 6 months	6 years 6 months
Exercise multiple (in Dollars per share)	$ 2	$ 2	$ 2
Bottom of range [member]
Share-based payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Expected volatility of the share prices (%)	30.00%	23.00%	25.00%
Risk-free interest rate (%)	0.01%	0.30%	0.20%
Weighted average share prices (NIS) (in Dollars per share)	$ 20.28	$ 19.17	$ 18.49
Expected average forfeiture rate (%)	1.90%	2.00%	1.00%
Top of range [member]
Share-based payment (Details) - Schedule of inputs to binomial model used for fair value measurement [Line Items]
Expected volatility of the share prices (%)	55.00%	41.00%	39.00%
Risk-free interest rate (%)	0.58%	1.70%	2.00%
Weighted average share prices (NIS) (in Dollars per share)	$ 28.98	$ 19.65	$ 21.17
Expected average forfeiture rate (%)	5.90%	6.00%	5.00%